Goldman Sachs Enhanced Income Fund Expense Example - Class A Inst Serv Adm Inv R6 Shares [Member] - Goldman Sachs Enhanced Income Fund	Mar. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	338
Expense Example, with Redemption, 10 Years	760
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	120
Expense Example, with Redemption, 5 Years	211
Expense Example, with Redemption, 10 Years	478
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	486
Expense Example, with Redemption, 10 Years	1,082
Administration Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	200
Expense Example, with Redemption, 5 Years	349
Expense Example, with Redemption, 10 Years	784
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	146
Expense Example, with Redemption, 5 Years	256
Expense Example, with Redemption, 10 Years	577
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	117
Expense Example, with Redemption, 5 Years	206
Expense Example, with Redemption, 10 Years	$ 466